INVENTORY, NET	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

Note 5. INVENTORY, NET

The following summarizes inventory as of June 30, 2024 and December 31, 2023:

	2024	2023
Inventory - raw materials	$2,784,146	$2,548,134
Less reserve allowance for obsolescence	(448,360)	(429,050)
Inventory, net	$2,335,786	$2,119,084